AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 22, 2013.

Registration No. 333-146328

811-06144

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 14

and

                      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 38

SEPARATE ACCOUNT VA DD

(Exact Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith

Monumental Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On April 26, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 25, 2013. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 13 to Form N-4, File No. 333-146328) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of March, 2013.

SEPARATE ACCOUNT VA DD MONUMENTAL LIFE INSURANCE COMPANY Depositor

*
Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Brenda K. Clancy	Director, President, Chairman of the Board	2013

* Mark W. Mullin	Director	2013

* Ralph L. Arnold	Director and Chief Risk Officer	2013

* Craig D. Vermie	Director, Assistant Secretary, Senior Vice President, and General Counsel	2013

* Eric J. Martin	Senior Vice President and Corporate Controller	2013

* C. Michiel van Katwijk	Director, Executive Vice President and Chief Financial Officer	2013

* Arthur C. Schneider	Director, Senior Vice President and Chief Tax Officer	2013

* Robert J. Kontz	Director and Vice President	2013

/s/ Darin D. Smith Darin D. Smith	Vice President, Assistant Secretary and Managing Assistant General Counsel	March 21, 2013

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.